Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 94.8%
Aerospace & Defense – 3.0%
BWX Technologies Inc	51,202	$2,494,049
Auto Components – 0.6%
Aptiv PLC	10,355	509,880
Banks – 7.0%
Citizens Financial Group Inc	74,233	1,396,323
First Horizon National Corp	118,683	956,585
M&T Bank Corp	21,024	2,174,512
Regions Financial Corp	83,765	751,372
Sterling Bancorp/DE	58,827	614,742
		5,893,534
Chemicals – 8.7%
Axalta Coating Systems Ltd*	47,767	824,936
Corteva Inc	31,535	741,073
NewMarket Corp	5,784	2,214,520
Nutrien Ltd	37,447	1,270,951
Westlake Chemical Corp	24,409	931,692
WR Grace & Co	37,749	1,343,864
		7,327,036
Commercial Services & Supplies – 2.5%
IAA Inc*	33,973	1,017,831
Waste Connections Inc	13,824	1,071,360
		2,089,191
Communications Equipment – 1.8%
F5 Networks Inc*	14,089	1,502,310
Consumer Finance – 1.0%
Discover Financial Services	22,892	816,558
Containers & Packaging – 1.7%
Graphic Packaging Holding Co	115,901	1,413,992
Electric Utilities – 8.5%
Alliant Energy Corp	42,012	2,028,760
Entergy Corp	18,278	1,717,584
Evergy Inc	42,812	2,356,801
PPL Corp	42,911	1,059,043
		7,162,188
Electrical Equipment – 2.6%
AMETEK Inc	23,122	1,665,246
Generac Holdings Inc*	6,057	564,331
		2,229,577
Electronic Equipment, Instruments & Components – 1.9%
Avnet Inc	64,719	1,624,447
Entertainment – 1.6%
Electronic Arts Inc*	13,911	1,393,465
Equity Real Estate Investment Trusts (REITs) – 15.4%
Americold Realty Trust	40,722	1,386,177
Camden Property Trust	20,488	1,623,469
Equity Commonwealth	71,108	2,254,835
Equity LifeStyle Properties Inc	48,094	2,764,443
Lamar Advertising Co	34,979	1,793,723
Mid-America Apartment Communities Inc	10,742	1,106,748
Public Storage	10,271	2,039,923
		12,969,318
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	7,745	1,026,135
Food Products – 1.2%
Lamb Weston Holdings Inc	17,700	1,010,670
Gas Utilities – 1.5%
Southwest Gas Holdings Inc	18,333	1,275,244
Health Care Equipment & Supplies – 0.5%
Hologic Inc*	12,593	442,014
Health Care Providers & Services – 2.4%
Laboratory Corp of America Holdings*	15,985	2,020,344
Hotels, Restaurants & Leisure – 1.1%
Cedar Fair LP	48,654	892,314
Information Technology Services – 0.9%
Global Payments Inc	5,507	794,275
Insurance – 9.5%
Axis Capital Holdings Ltd	36,226	1,400,135
Globe Life Inc	33,920	2,441,222

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
Hartford Financial Services Group Inc	57,011	$2,009,068
RenaissanceRe Holdings Ltd	14,542	2,171,411
		8,021,836
Life Sciences Tools & Services – 1.4%
Agilent Technologies Inc	16,154	1,156,949
Machinery – 2.2%
Lincoln Electric Holdings Inc	18,228	1,257,732
Trinity Industries Inc	37,160	597,161
		1,854,893
Media – 2.2%
Fox Corp - Class B	82,482	1,887,188
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
AGNC Investment Corp	28,967	306,471
Oil, Gas & Consumable Fuels – 1.4%
Pioneer Natural Resources Co	10,277	720,932
Valero Energy Corp	11,142	505,401
		1,226,333
Semiconductor & Semiconductor Equipment – 2.7%
Analog Devices Inc	5,156	462,235
Maxim Integrated Products Inc	23,211	1,128,287
MKS Instruments Inc	8,286	674,895
		2,265,417
Software – 5.6%
CDK Global Inc	20,818	683,871
Check Point Software Technologies Ltd*	12,747	1,281,583
Citrix Systems Inc	15,230	2,155,807
Synopsys Inc*	4,964	639,314
		4,760,575
Specialty Retail – 0.3%
O'Reilly Automotive Inc*	819	246,560
Textiles, Apparel & Luxury Goods – 0.8%
Levi Strauss & Co	53,038	659,262
Thrifts & Mortgage Finance – 1.3%
Washington Federal Inc	40,984	1,063,945
Trading Companies & Distributors – 1.9%
GATX Corp	25,046	1,566,878
Total Common Stocks (cost $86,064,073)		79,902,848
Repurchase Agreements – 5.7%
ING Financial Markets LLC, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $4,800,001 collateralized by $4,636,031 in U.S. Treasuries 0% - 2.8750%, 4/23/20 - 8/15/45 with a value of $4,896,007 (cost $4,800,000)	$4,800,000	4,800,000
Total Investments (total cost $90,864,073) – 100.5%		84,702,848
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(428,863)
Net Assets – 100%		$84,273,985

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$82,150,314	97.0%
Israel	1,281,583	1.5
Canada	1,270,951	1.5

Total	$84,702,848	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$79,902,848	$-	$-
Repurchase Agreements	-	4,800,000	-
Total Assets	$79,902,848	$4,800,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.